Note 15 - Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31,
	2017	2018	2019
	Basic EPS	Basic EPS	Basic EPS
Net income	$72,876	$67,239	$98,999
Less: paid and accrued earnings allocated to Preferred Stock	(21,063)	(30,503)	(31,269)
Net income available to common stockholders	51,813	36,736	67,730
Weighted average number of common shares, basic and diluted	100,527,907	110,395,134	115,747,452
Earnings per common share, basic and diluted	$0.52	$0.33	$0.59